Provisions and contingent liabilities - Additional information (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$) claim	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of contingent liabilities [line items]
Other provisions	R$ 19,711	R$ 15,193	R$ 17,474	R$ 11,843
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	71
Judicial deposits	R$ 10,199	18,403
Tax
Disclosure of contingent liabilities [line items]
Other provisions	10,097	9,878
Civil
Disclosure of contingent liabilities [line items]
Other provisions	4,281	2,673
Judicial deposits	100	9,744
Labor
Disclosure of contingent liabilities [line items]
Other provisions	R$ 5,333	R$ 2,642